Brinson Cash Reserves Fund

                          ----------------------------

                                   PROSPECTUS
                               SEPTEMBER 1, 2001

                          ----------------------------

This prospectus offers shares of a money market fund primarily to eligible benefit plans that participate in the UBS PaineWebber ACCESS-SM- program, but only if Brinson Advisors or an affiliate does not serve as investment manager for the plan. The fund may be made available to clients in other programs in the future.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the fund's shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

              Not FDIC insured. May lose value. No bank guarantee.

--------------------------------------------------------------------------------
                           Brinson Cash Reserves Fund

                                    CONTENTS
                                    THE FUND

------------------------------------------------------------------

What every investor         3      Investment Objective,
should know about                  Strategies and Risks
the fund                    4      Expenses and Fee Tables
                            5      More About Risks and Investment
                                   Strategies

                         YOUR INVESTMENT
------------------------------------------------------------------

Information for             6      Managing Your Fund Account
managing your fund                 --Buying Shares
account                            --Selling Shares
                                   --Additional Information
                                   About Your Account
                                   --Pricing and Valuation

                      ADDITIONAL INFORMATION
------------------------------------------------------------------

Additional important        8      Management
information about           9      Dividends and Taxes
the fund                   10      Financial Highlights
------------------------------------------------------------------

Where to learn more                Back Cover
about Brinson mutual
funds

                         The fund is not a complete or
                          balanced investment program.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           Brinson Cash Reserves Fund

                           BRINSON CASH RESERVES FUND
                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
--------------------------------------------------------------------------------

FUND OBJECTIVE

To provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

PRINCIPAL INVESTMENT STRATEGIES

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. To do this, the fund invests in a diversified portfolio of high quality money market instruments of governmental and private issuers.

Money market instruments are short-term debt obligations and similar securities. They also include longer term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests in foreign money market instruments only if they are denominated in U.S. dollars.

Brinson Advisors, Inc., the fund's investment advisor, selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions. Brinson Advisors considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

PRINCIPAL RISKS

An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

- CREDIT RISK -- Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

- INTEREST RATE RISK -- The value of the fund's investments generally will fall when short-term interest rates rise, and its yield will tend to lag behind prevailing rates.

- FOREIGN INVESTING RISK -- The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund's foreign investments must be denominated in U.S. dollars, it generally is not subject to the risk of changes in currency valuations.

More information about risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."

PERFORMANCE INFORMATION

THE FUND COMMENCED OPERATIONS ON FEBRUARY 14, 2000. AS A RESULT, IT DOES NOT HAVE PERFORMANCE INFORMATION OF AT LEAST ONE CALENDAR YEAR TO INCLUDE IN A BAR CHART OR TABLE REFLECTING AVERAGE ANNUAL RETURNS.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           Brinson Cash Reserves Fund

                            EXPENSES AND FEE TABLES
--------------------------------------------------------------------------------

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment at the time of a purchase or sale)

Maximum Sales Charge (Load) Imposed on Purchases (as a % of
  offering price)...........................................  None
Maximum Deferred Sales Charge (Load) (as a % of offering
  price)....................................................  None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

Management Fees.............................................  0.33%
Distribution and/or Service (12b-1) Fees....................  None
Other Expenses..............................................  0.21%
                                                              -----
Total Annual Fund Operating Expenses........................  0.54%
                                                              =====
Expense Reimbursements/Management Fee Waivers*..............  0.07%
                                                              -----
Net Expenses*...............................................  0.47%
                                                              =====

---------

  * The fund and Brinson Advisors have entered into a written expense reimbursement/management fee waiver agreement. Brinson Advisors is contractually obligated to reimburse fund expenses to the extent that the fund's expenses through the end of its first three fiscal years otherwise would exceed the "Net Expenses" rate shown above. The fund has agreed to repay Brinson Advisors for those reimbursed expenses if the fund can do so over the following three years without causing its expenses in any of those years to exceed the "Net Expenses" rate. Brinson Advisors is also contractually obligated to waive 0.04% of its 0.33% management fee through the end of the fund's first three fiscal years.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same except for the period when the fund's expenses are lower due to its agreement with Brinson Advisors. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

    1 YEAR    3 YEARS    5 YEARS    10 YEARS
    ------    -------    -------    --------
     $48       $151       $263        $591

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           Brinson Cash Reserves Fund

                                MORE ABOUT RISKS
                           AND INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

PRINCIPAL RISKS

The main risks of investing in the fund are described below. Other risks of investing in the fund, along with further detail about some of the risks described below, are discussed in the fund's Statement of Additional Information ("SAI"). Information on how you can obtain the SAI is on the back cover of this prospectus.

CREDIT RISK. Credit risk is the risk that the issuer of a money market instrument will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a money market instrument's value may decline if the market believes that the issuer has become less able, or less willing, to make payments on time. Even the highest quality money market instruments are subject to some credit risk.

INTEREST RATE RISK. The value of money market instruments generally can be expected to fall when short-term interest rates rise and to rise when short-term interest rates fall. Interest rate risk is the risk that interest rates will rise, so that the value of the fund's investments will fall. Also, the fund's yield will tend to lag behind changes in prevailing short-term interest rates. This means that the fund's income will tend to rise more slowly than increases in short-term interest rates. Similarly, when short-term interest rates are falling, the fund's income generally will tend to fall more slowly.

FOREIGN INVESTING RISK. Foreign investing involves risks relating to political, social and economic developments abroad to a greater extent than investing in the securities of U.S. issuers. In addition, there are differences between U.S. and foreign regulatory requirements and market practices.

ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES

Like all money market funds, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable price of $1.00 per share.

Brinson Advisors may use a number of professional money management techniques to respond to changing economic and money market conditions and to shifts in fiscal and monetary policy. These techniques include varying the fund's composition and weighted average maturity based upon Brinson Advisors' assessment of the relative values of various money market instruments and future interest rate patterns. Brinson Advisors also may buy or sell money market instruments to take advantage of yield differences.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           Brinson Cash Reserves Fund

                           MANAGING YOUR FUND ACCOUNT
--------------------------------------------------------------------------------

BUYING SHARES

THE FUND OFFERS ITS SHARES PRIMARILY TO ELIGIBLE BENEFIT PLANS, INCLUDING INDIVIDUAL RETIREMENT ACCOUNTS, THROUGH BROKERAGE ACCOUNTS ESTABLISHED AS ELIGIBLE BENEFIT PLAN SWEEP ACCOUNTS AT UBS PAINEWEBBER INC. ("UBS PAINEWEBBER-SM-*") OR BRINSON ADVISORS. THE TYPES OF ELIGIBLE BENEFIT PLANS THAT ARE PERMITTED TO BUY FUND SHARES ARE DESCRIBED BELOW. YOU CAN OPEN AN ELIGIBLE BENEFIT PLAN SWEEP ACCOUNT BY CONTACTING YOUR INVESTMENT PROFESSIONAL.

Fund shares are currently available primarily to eligible benefit plans participating in the UBS PaineWebber ACCESS-SM- program if Brinson Advisors or an affiliate does not serve as investment manager to the eligible benefit plan (I.E., UBS PaineWebber, Brinson Advisors or their affiliates do not exercise any investment discretion over account assets). The fund may be made available to other programs in the future.

BUYING SHARES AUTOMATICALLY

The fund is designed to automatically invest free credit cash balances (that is, immediately available funds) held in your account in shares of the fund. If you are eligible to buy fund shares, the fund will be offered as the money market sweep fund for the automatic investment of free credit cash balances. You should contact your investment professional to determine if another money market fund is available for your account. (Neither Brinson Advisors nor any affiliate may recommend a specific money market fund for automatic investment of such account balances.) All free cash credit balances of $1.00 or more in your brokerage account are automatically invested in the fund on a daily basis for settlement the next business day. These amounts include proceeds of securities sold in your account. All remaining free cash credit balances under $1.00 are invested in fund shares monthly. There is no sales charge or commission paid for the automatic purchase of shares.

Your purchase of fund shares will be priced at the next determination of net asset value on any business day after federal funds become available to the fund. Federal funds are funds deposited by a commercial bank in an account at a Federal Reserve Bank that can be transferred to a similar account of another bank in one day and thus can be made immediately available to the fund. A business day is any day that the Boston offices of the fund's custodian and the New York City offices of Brinson Advisors are open for business.

The fund and Brinson Advisors reserve the right to reject a purchase order or suspend the offering of fund shares.

The fund pays no sales commission, sales load or distribution fees to the principal underwriter and its affiliates, or any other person, in connection with the sale of fund shares. Neither Brinson Advisors nor any affiliate exercises any discretion with respect to the timing or frequency of the automatic investment of free cash balances.

Please consult your investment professional for more information about this automatic purchase feature.

-------------------
*  UBS PaineWebber is a service mark of UBS AG.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           Brinson Cash Reserves Fund

BENEFIT PLANS ELIGIBLE TO BUY FUND SHARES
Eligible benefit plans that may buy fund shares include

- individual retirement accounts (E.G., traditional, rollover and "SIMPLE" IRAs)

- simplified employee pension plans

- cash or deferred arrangements (I.E., 401(k) plans, including SIMPLE 401(k) plans)

- profit sharing plans

- money purchase plans

- defined benefit plans

- target benefit plans
- church plans

- government plans

- self-employed plans (I.E., "Keoghs")

Other benefit plans may be eligible to buy fund shares. Contact your investment professional for more information regarding these benefit plans.

Although the amount that you may contribute to an eligible benefit plan in any one year is subject to certain limitations, you may invest and reinvest assets already held in an eligible benefit plan in the fund without regard to these limitations.

SELLING SHARES

Your fund shares will be sold automatically to settle any outstanding securities purchases or debits to your brokerage account.

If the proceeds from selling your fund shares remain in the eligible benefit plan sweep account, certain adverse tax consequences that may otherwise be applicable to eligible benefit plan distributions will not occur.

ADDITIONAL INFORMATION ABOUT YOUR ACCOUNT

Investment programs buying or holding shares for their client accounts may charge clients for cash management and other services provided in connection with their accounts.

You should consider the terms of your investment program before purchasing shares.

You will receive a confirmation of your purchases and sales of fund shares on periodic account statements. These periodic statements may be sent monthly except that, if your only fund activity in a quarter was reinvestment of dividends, the activity may be reported on a quarterly rather than a monthly statement.

PRICING AND VALUATION

The price of fund shares is based on net asset value. The net asset value per share is the total value of the fund divided by the total number of shares outstanding. In determining net asset value, the fund values its securities at their amortized cost. This method uses a constant amortization to maturity of the difference between the cost of the instrument to the fund and the amount due at maturity. The fund's net asset value per share is expected to be $1.00 per share, although this value is not guaranteed. Your price for buying or selling your shares will be the net asset value that is next calculated after the fund accepts your order.

The fund calculates its net asset value per share twice each business day at noon, Eastern time, and the close of regular trading on the New York Stock Exchange (generally, 4:00 p.m., Eastern time), on days that the New York Stock Exchange is open, except Columbus Day and Veterans Day.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           Brinson Cash Reserves Fund

                                   MANAGEMENT
--------------------------------------------------------------------------------

INVESTMENT ADVISOR

Brinson Advisors is the investment advisor, administrator and principal underwriter of the fund, and is located at 51 West 52nd Street, New York, New York 10019-6114. Brinson Advisors is an indirect wholly owned asset management subsidiary of UBS AG. UBS AG is an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry. On July 31, 2001, Brinson Advisors was the investment advisor, sub-advisor or manager of 23 investment companies with 57 separate portfolios and aggregate assets of approximately $64.9 billion.

ADVISORY FEES

The fund paid advisory and administrative fees to Brinson Advisors for the fiscal year ended April 30, 2001 at the effective annual rate of 0.29% of its average net assets because Brinson Advisors has agreed to waive 0.04% of its management fee through the end of the fund's first three fiscal years. Absent this waiver, the fund would have paid Brinson Advisors at the annual contract rate of 0.33% of its average net assets.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           Brinson Cash Reserves Fund

                              DIVIDENDS AND TAXES
--------------------------------------------------------------------------------

DIVIDENDS

The fund declares dividends daily and pays them monthly. The fund distributes any net short-term capital gain annually, but may make more frequent distributions if necessary to maintain its share price at $1.00 per share.

Your dividends will be reinvested in additional shares of the fund, unless you elect to receive them in cash. Contact your investment professional or your financial services firm if you prefer to receive dividends in cash.

TAXES

Eligible benefit plan participants ordinarily do not pay taxes on dividends their plans receive on fund shares until they withdraw the proceeds from the plan.

Generally, withdrawals from an eligible benefit plan will be taxable as ordinary income. Withdrawals will be subject to an additional tax equal to 10% of the amount distributed unless the withdrawals are used to pay certain higher education expenses and certain acquisition costs of first-time home buyers or are made after the participant:

- reaches age 59 1/2;

- becomes permanently disabled; or

- for certain employer-sponsored plans, reaches at least age 55 and separates from service of the employer who sponsored the plan.

The failure of an eligible benefit plan to distribute sufficient income after a participant reaches age 70 1/2 may be subject to an excise tax. Moreover, certain contributions to an eligible benefit plan in excess of the amounts permitted by law may be subject to an excise tax.

If you hold fund shares other than through a tax-exempt account or plan such as an IRA or 401(k) plan, the dividends that you receive from the fund generally are subject to federal income tax regardless of whether you receive them in additional fund shares or in cash. For these shareholders, the fund expects that its dividends will be taxed as ordinary income.

The fund notifies its shareholders following the end of each calendar year of the amount of all dividends paid that year.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           Brinson Cash Reserves Fund

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following financial highlights table is intended to help you understand the fund's financial performance for the fiscal periods indicated. Certain information reflects financial results for a single fund share. In the table, "total investment return" represents the rate that an investor would have earned on an investment in the fund (assuming reinvestment of all dividends).

The information in the financial highlights has been audited by Ernst & Young LLP, independent auditors, whose report, along with the fund's financial statements, is included in the fund's annual report to shareholders. The annual report may be obtained without charge by calling toll free 1-800-647-1568.

                                                            FOR THE PERIOD
                                             FOR THE      FEBRUARY 14, 2000+
                                            YEAR ENDED            TO
                                          APRIL 30, 2001    APRIL 30, 2000
                                          --------------  ------------------
Net asset value, beginning of period....     $   1.00          $   1.00
                                             --------          --------
Net investment income...................        0.059             0.012
Dividends from net investment income....       (0.059)           (0.012)
                                             --------          --------
Net asset value, end of period..........     $   1.00          $   1.00
                                             ========          ========
Total investment return(1)..............         6.01%             1.18%
                                             ========          ========
Ratios/Supplemental Data:
Net assets, end of period (000's).......     $349,830          $270,406
Expenses to average net assets net of
  waivers/reimbursements from advisor...         0.47%             0.47%*
Expenses to average net assets before
  waivers/reimbursements from advisor...         0.54%             0.53%*
Net investment income to average net
  assets net of waivers/reimbursements
  from advisor..........................         5.80%             5.57%*
Net investment income to average net
  assets before waivers/reimbursements
  from advisor..........................         5.73%             5.51%*

----------

  +  Commencement of operations.
  *  Annualized.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. Total investment return for period less than one year has not been annualized.

--------------------------------------------------------------------------------

If you want more information about the fund, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS

Additional information about the fund's investments is available in its annual and semi-annual reports to shareholders.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about the fund and is incorporated by reference into this prospectus.

You may discuss your questions about the fund by contacting your investment professional. You may obtain free copies of the fund's annual and semi-annual reports and its SAI by contacting the fund directly at 1-800-647-1568.

You may review and copy information about the fund, including the shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission. You may obtain information about the operations of the SEC's Public Reference Room by calling the SEC at 1-202-942-8090. You can get copies of reports and other information about the fund:

- For a fee, by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102; or

- Free, from the EDGAR Database on the SEC's Internet website at:
  http://www.sec.gov.

  Brinson Money Series
 --Brinson Cash Reserves Fund
 Investment Company Act File No. 811-8767

  -C-2001 Brinson Advisors, Inc. All rights reserved.

 BRINSON
 CASH RESERVES FUND
  Prospectus
 -----------------------

  September 1, 2001

Brinson Liquid Assets Fund

                          ----------------------------

                                   PROSPECTUS
                               SEPTEMBER 1, 2001

                          ----------------------------

This prospectus offers shares of a money market fund primarily to eligible benefit plans that participate in certain UBS PaineWebber or Correspondent Services Corporation investment programs and that have arrangements with Brinson Advisors or an affiliate to serve as investment manager for the client or investment program.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the fund's shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

              Not FDIC insured. May lose value. No bank guarantee.

--------------------------------------------------------------------------------
                           Brinson Liquid Assets Fund

                                    CONTENTS
                                    THE FUND

--------------------------------------------------------------------------------
What every investor                3         Investment Objective, Strategies and
should know about                            Risks
the fund                           4         Expenses and Fee Tables
                                   5         More About Risks and Investment
                                             Strategies

                                 YOUR INVESTMENT
--------------------------------------------------------------------------------

Information for                    6         Managing Your Fund Account
managing your fund                           --Buying Shares
account                                      --Selling Shares
                                             --Additional Information
                                             About Your Account
                                             --Pricing and Valuation

                             ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

Additional important               8         Management
information about                  9         Dividends and Taxes
the fund                          10         Financial Highlights
--------------------------------------------------------------------------------

Where to learn more                          Back Cover
about Brinson mutual funds

                         The fund is not a complete or
                          balanced investment program.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           Brinson Liquid Assets Fund

                           BRINSON LIQUID ASSETS FUND
                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
-------------------------------------------------------------------------------

FUND OBJECTIVE

To provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

PRINCIPAL INVESTMENT STRATEGIES

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. To do this, the fund invests in a diversified portfolio of high quality money market instruments of governmental and private issuers.

Money market instruments are short-term debt obligations and similar securities. They also include longer term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests in foreign money market instruments only if they are denominated in U.S. dollars.

Brinson Advisors, Inc., the fund's investment advisor, selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions. Brinson Advisors considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

PRINCIPAL RISKS

An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

- CREDIT RISK -- Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

- INTEREST RATE RISK -- The value of the fund's investments generally will fall when short-term interest rates rise, and its yield will tend to lag behind prevailing rates.

- FOREIGN INVESTING RISK -- The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund's foreign investments must be denominated in U.S. dollars, it generally is not subject to the risk of changes in currency valuations.

More information about risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."

PERFORMANCE INFORMATION

THE FUND COMMENCED OPERATIONS ON FEBRUARY 14, 2000. AS A RESULT, IT DOES NOT HAVE PERFORMANCE INFORMATION OF AT LEAST ONE CALENDAR YEAR TO INCLUDE IN A BAR CHART OR TABLE REFLECTING AVERAGE ANNUAL RETURNS.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           Brinson Liquid Assets Fund

                            EXPENSES AND FEE TABLES
-------------------------------------------------------------------------------

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment at the time of a purchase or sale)

Maximum Sales Charge (Load) Imposed on Purchases (as a % of
  offering price)...........................................  None
Maximum Deferred Sales Charge (Load) (as a % of offering
  price)....................................................  None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

Management Fees*............................................  0.03%
Distribution and/or Service (12b-1) Fees....................  None
Other Expenses..............................................  0.19%
                                                              -----
Total Annual Fund Operating Expenses........................  0.22%
                                                              =====

---------

  * The fund reimburses Brinson Advisors for its direct costs and expenses incurred in managing the fund's portfolio, which are included in "Management Fees" above. The fund also reimburses Brinson Advisors for its direct costs and expenses in administering the fund. Brinson Advisors' direct costs for management and administration services exclude any costs attributable to overhead or any profit charge. These fees are estimated amounts. Brinson Advisors periodically will review fund expenses in an effort to confirm that only direct costs and expenses are paid to it by the fund. See "Management." Brinson Advisors has decided to waive its entire management fees (0.03%) from the fund so that the effective total fund operating expenses will be 0.19%. Brinson Advisors may terminate this voluntary waiver at any time in the future.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

    1 YEAR    3 YEARS    5 YEARS    10 YEARS
    ------    -------    -------    --------
     $19        $68       $121        $277

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           Brinson Liquid Assets Fund

                                MORE ABOUT RISKS
                           AND INVESTMENT STRATEGIES
-------------------------------------------------------------------------------

PRINCIPAL RISKS

The main risks of investing in the fund are described below. Other risks of investing in the fund, along with further detail about some of the risks described below, are discussed in the fund's Statement of Additional Information ("SAI"). Information on how you can obtain the SAI is on the back cover of this prospectus.

CREDIT RISK. Credit risk is the risk that the issuer of a money market instrument will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a money market instrument's value may decline if the market believes that the issuer has become less able, or less willing, to make payments on time. Even the highest quality money market instruments are subject to some credit risk.

INTEREST RATE RISK. The value of money market instruments generally can be expected to fall when short-term interest rates rise and to rise when short-term interest rates fall. Interest rate risk is the risk that interest rates will rise, so that the value of the fund's investments will fall. Also, the fund's yield will tend to lag behind changes in prevailing short-term interest rates. This means that the fund's income will tend to rise more slowly than increases in short-term interest rates. Similarly, when short-term interest rates are falling, the fund's income generally will tend to fall more slowly.

FOREIGN INVESTING RISK. Foreign investing involves risks relating to political, social and economic developments abroad to a greater extent than investing in the securities of U.S. issuers. In addition, there are differences between U.S. and foreign regulatory requirements and market practices.

ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES

Like all money market funds, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable price of $1.00 per share.

Brinson Advisors may use a number of professional money management techniques to respond to changing economic and money market conditions and to shifts in fiscal and monetary policy. These techniques include varying the fund's composition and weighted average maturity based upon Brinson Advisors' assessment of the relative values of various money market instruments and future interest rate patterns. Brinson Advisors also may buy or sell money market instruments to take advantage of yield differences.

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                                       5
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                           Brinson Liquid Assets Fund

                           MANAGING YOUR FUND ACCOUNT
-------------------------------------------------------------------------------

BUYING SHARES

THE FUND OFFERS ITS SHARES PRIMARILY TO ELIGIBLE BENEFIT PLANS, INCLUDING INDIVIDUAL RETIREMENT ACCOUNTS, THROUGH BROKERAGE ACCOUNTS ESTABLISHED AS ELIGIBLE BENEFIT PLAN SWEEP ACCOUNTS AT UBS PAINEWEBBER INC. ("UBS PAINEWEBBER-SM-*"), BRINSON ADVISORS OR CERTAIN OTHER FINANCIAL SERVICES FIRMS. THE TYPES OF ELIGIBLE BENEFIT PLANS THAT ARE PERMITTED TO BUY FUND SHARES ARE DESCRIBED BELOW. YOU CAN OPEN AN ELIGIBLE BENEFIT PLAN SWEEP ACCOUNT BY CONTACTING YOUR INVESTMENT PROFESSIONAL.

Fund shares are available primarily to eligible benefit plans that participate in certain investment programs offered by UBS PaineWebber or an affiliate and managed by Brinson Advisors or an affiliate. The eligible investment programs include:

- UBS PaineWebber ACCESS-SM-;

- UBS PaineWebber Managed Account Consulting (MAC) Wrap;

- UBS PaineWebber Portfolio Management Program (PMP);

- UBS PaineWebber SELECTIONS-SM-; and

- CSChoice-SM-.

The fund may be made available to other programs in the future.

The fund is designed primarily for eligible benefit plans that participate in these programs where Brinson Advisors or an affiliate serves as investment manager (I.E., UBS PaineWebber, Brinson Advisors or an affiliate exercises investment discretion with respect to account assets).

BUYING SHARES AUTOMATICALLY

The fund is designed to automatically invest free credit cash balances (that is, immediately available funds) held in your account in shares of the fund for the investment programs listed above. If you are eligible to buy fund shares, the fund will be offered as the money market sweep fund for the automatic investment of free credit cash balances. You should contact your investment professional to determine if another money market fund is available for your account. (Neither your investment professional, Brinson Advisors, nor any affiliate may recommend a specific money market fund for automatic investment of such account balances.) All free cash credit balances of $1.00 or more in your brokerage account are automatically invested in the fund on a daily basis for settlement the next business day. These amounts include proceeds of securities sold in your account. All remaining free cash credit balances under $1.00 are invested in fund shares monthly. There is no sales charge or commission paid for the automatic purchase of shares.

Your purchase of fund shares will be priced at the next determination of net asset value on any business day after federal funds become available to the fund. Federal funds are funds deposited by a commercial bank in an account at a Federal Reserve Bank that can be transferred to a similar account of another bank in one day and thus can be made immediately available to the fund. A business day is any day that the Boston offices of the fund's custodian and the New York City offices of Brinson Advisors are open for business.

The fund and Brinson Advisors reserve the right to reject a purchase order or suspend the offering of fund shares.

---------
*  UBS PaineWebber is a service mark of UBS AG.

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                                       6
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                           Brinson Liquid Assets Fund

The fund pays no sales commission, sales load or distribution fees to the principal underwriter and its affiliates, or any other person, in connection with the sale of fund shares. Neither Brinson Advisors nor any affiliate exercises any discretion with respect to the timing or frequency of the automatic investment of free cash balances.

Please consult your investment professional for more information about this automatic purchase feature.

BENEFIT PLANS ELIGIBLE TO BUY FUND SHARES

Eligible benefit plans that may buy fund shares include

- individual retirement accounts (E.G., traditional, rollover and "SIMPLE" IRAs)

- simplified employee pension plans

- cash or deferred arrangements (I.E., 401(k) plans, including SIMPLE 401(k) plans)

- profit sharing plans

- money purchase plans

- defined benefit plans

- target benefit plans

- church plans

- government plans

- self-employed plans (I.E., "Keoghs")

Other benefit plans may be eligible to buy fund shares. Contact your investment professional for more information regarding these benefit plans.

Although the amount that you may contribute to an eligible benefit plan in any one year is subject to certain limitations, you may invest and reinvest assets already held in an eligible benefit plan in the fund without regard to these limitations.

SELLING SHARES

Your fund shares will be sold automatically to settle any outstanding securities purchases or debits to your brokerage account.

If the proceeds from selling your fund shares remain in the eligible benefit plan sweep account, certain adverse tax consequences that may otherwise be applicable to eligible benefit plan distributions will not occur.

ADDITIONAL INFORMATION ABOUT YOUR ACCOUNT

Investment programs buying or holding shares for their client accounts may charge clients for cash management and other services provided in connection with their accounts.

You should consider the terms of your investment program before purchasing shares.

You will receive a confirmation of your purchases and sales of fund shares on periodic account statements. These periodic statements may be sent monthly except that, if your only fund activity in a quarter was reinvestment of dividends, the activity may be reported on a quarterly rather than a monthly statement.

PRICING AND VALUATION

The price of fund shares is based on net asset value. The net asset value per share is the total value of the fund divided by the total number of shares outstanding. In determining net asset value, the fund values its securities at their amortized cost. This method uses a constant amortization to maturity of the difference between the cost of the instrument to the fund and the amount due at maturity. The fund's net asset value per share is expected to be $1.00 per share, although this value is not guaranteed. Your price for buying or selling your shares will be the net asset value that is next calculated after the fund accepts your order.

The fund calculates its net asset value per share twice each business day at noon, Eastern time, and the close of regular trading on the New York Stock Exchange (generally, 4:00 p.m., Eastern time), on days that the New York Stock Exchange is open, except Columbus Day and Veterans Day.

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                                       7
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--------------------------------------------------------------------------------
                           Brinson Liquid Assets Fund

                                   MANAGEMENT
-------------------------------------------------------------------------------

INVESTMENT ADVISOR

Brinson Advisors is the investment advisor, administrator and principal underwriter of the fund, and is located at 51 West 52nd Street, New York, New York 10019-6114. Brinson Advisors is an indirect wholly owned asset management subsidiary of UBS AG. UBS AG is an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry. On July 31, 2001, Brinson Advisors was the investment advisor, sub-advisor or manager of 23 investment companies with 57 separate portfolios and aggregate assets of approximately $64.9 billion.

ADVISORY FEES

The fund has agreed to pay advisory and administration fees to Brinson Advisors that are limited to reimbursements for direct costs, excluding any profit or overhead. For the fiscal year ended April 30, 2001, Brinson Advisors voluntarily waived its entire advisory and administrative fee. Had Brinson Advisors not done so, the fund would have paid Brinson Advisors advisory and administrative fees at the effective annual rate of 0.03% of its average net assets. Brinson Advisors is currently continuing to waive its entire management fee but may terminate this voluntary waiver at any time in the future.

Under the agreement with the fund, Brinson Advisors manages the investment operations of the fund and also administers the fund's business affairs. Brinson Advisors is entitled to be reimbursed by the fund for its direct advisory and administrative costs and expenses, excluding any profit or overhead, incurred in providing services to the fund. Brinson Advisors' costs include the following:
(i) paying the salaries and expenses of the fund's officers and other personnel engaged in administering the fund's business; (ii) monitoring financial and shareholder accounting services provided by the fund's custodian and transfer agent, respectively; (iii) responding to shareholder inquiries and disseminating information to shareholders; (iv) monitoring compliance with the fund's registration statement and other operating documents, with federal and state securities laws and rules thereunder and with the Internal Revenue Code;
(v) preparing semi-annual and annual reports to shareholders; (vi) preparing filings required by the SEC; (vii) assisting in the preparation of federal, state and local tax returns; (viii) assisting with the payment of notice filing fees under state securities laws; (ix) organizing annual and special meetings of the fund's shareholders; and (x) paying any other costs and expenses Brinson Advisors incurs in managing the portfolio of the fund. Brinson Advisors periodically will review fund expenses in an effort to confirm that only direct costs and expenses are paid to Brinson Advisors by the fund. The fund will incur other expenses in its operations. See "Investment Advisory, Administration and Principal Underwriting Arrangements" in the SAI.

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                                       8

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                           Brinson Liquid Assets Fund

                              DIVIDENDS AND TAXES
-------------------------------------------------------------------------------

DIVIDENDS

The fund declares dividends daily and pays them monthly. The fund distributes any net short-term capital gain annually, but may make more frequent distributions if necessary to maintain its share price at $1.00 per share.

Your dividends will be reinvested in additional shares of the fund, unless you elect to receive them in cash. Contact your investment professional or your financial services firm if you prefer to receive dividends in cash.

TAXES

Eligible benefit plan participants ordinarily do not pay taxes on dividends their plans receive on fund shares until they withdraw the proceeds from the plan.

Generally, withdrawals from an eligible benefit plan will be taxable as ordinary income. Withdrawals will be subject to an additional tax equal to 10% of the amount distributed unless the withdrawals are used to pay certain higher education expenses and certain acquisition costs of first-time home buyers or are made after the participant:

- reaches age 59 1/2;

- becomes permanently disabled; or

- for certain employer-sponsored plans, reaches at least age 55 and separates from service of the employer who sponsored the plan.

The failure of an eligible benefit plan to distribute sufficient income after a participant reaches age 70 1/2 may be subject to an excise tax. Moreover, certain contributions to a benefit plan in excess of the amounts permitted by law may be subject to an excise tax.

If you hold fund shares other than through a tax-exempt account or plan such as an IRA or 401(k) plan, the dividends that you receive from the fund generally are subject to federal income tax regardless of whether you receive them in additional fund shares or in cash. For these shareholders, the fund expects that its dividends will be taxed as ordinary income.

The fund notifies its shareholders following the end of each calendar year of the amount of all dividends paid that year.

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                                       9
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                           Brinson Liquid Assets Fund

                              FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

The following financial highlights table is intended to help you understand the fund's financial performance for the fiscal periods indicated. Certain information reflects financial results for a single fund share. In the table, "total investment return" represents the rate that an investor would have earned on an investment in the fund (assuming reinvestment of all dividends).

This information in the financial highlights has been audited by Ernst & Young LLP, independent auditors, whose report, along with the fund's financial statements, is included in the fund's annual report to shareholders. The annual report may be obtained without charge by calling toll free 1-800-647-1568.

                                                                   FOR THE PERIOD
                                             FOR THE             FEBRUARY 14, 2000+
                                            YEAR ENDED                   TO
                                          APRIL 30, 2001           APRIL 30, 2000
                                          --------------  --------------------------------
Net asset value, beginning of period....     $   1.00                 $   1.00
                                             --------                 --------
Net investment income...................        0.061                    0.012
Dividends from net investment income....       (0.061)                  (0.012)
                                             --------                 --------
Net asset value, end of period..........     $   1.00                 $   1.00
                                             ========                 ========
Total investment return(1)..............         6.32%                    1.24%
                                             ========                 ========
Ratios/Supplemental Data:
Net assets, end of period (000's).......     $444,417                 $326,125
Expenses to average net assets net of
  waivers from advisor..................         0.19%                    0.17%*
Expenses to average net assets before
  waivers from advisor..................         0.22%                    0.20%*
Net investment income to average net
  assets net of waivers from advisor....         6.11%                    5.89%*
Net investment income to average net
  assets before waivers from advisor....         6.08%                    5.86%*

----------

  +  Commencement of operations.
  *  Annualized.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. Total investment return for period less than one year has not been annualized.

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                                       10

If you want more information about the fund, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS

Additional information about the fund's investments is available in its annual and semi-annual reports to shareholders.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about the fund and is incorporated by reference into this prospectus.

You may discuss your questions about the fund by contacting your investment professional. You may obtain free copies of the fund's annual and semi-annual reports and its SAI by contacting the fund directly at 1-800-647-1568.

You may review and copy information about the fund, including the shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission. You may obtain information about the operations of the SEC's Public Reference Room by calling the SEC at 1-202-942-8090. You can get copies of reports and other information about the fund:

- For a fee, by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102; or

- Free, from the EDGAR Database on the SEC's Internet website at:
  http://www.sec.gov.

  Brinson Money Series
  --Brinson Liquid Assets Fund
  Investment Company Act File No. 811-8767

  -C-2001 Brinson Advisors, Inc. All rights reserved.

  BRINSON
 LIQUID ASSETS FUND
 Prospectus
 -----------------------
  September 1, 2001